A, C, Y Prospectus | PACE® Large Co Value Equity Investments
PACE® Large Co Value Equity Investments
Investment objective
Capital appreciation and dividend income.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 109 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 208 of the fund's Statement of Additional Information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A, C, Y Prospectus PACE® Large Co Value Equity Investments	CLASS A	CLASS C	CLASS Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	5.50%	none	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	1.00%	none
Exchange fee	none	none	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Y Prospectus PACE® Large Co Value Equity Investments		CLASS A	CLASS C	CLASS Y
Management fees		0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.37%	0.41%	0.38%
Miscellaneous expenses (includes administration fee of 0.10%)		0.26%	0.30%	0.27%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	[1]	0.11%	0.11%	0.11%
Total annual fund operating expenses		1.27%	2.06%	1.03%
[1]	These "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimates and may vary based on actual investments.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A, C, Y Prospectus PACE® Large Co Value Equity Investments (USD $)	1 year	3 years	5 years	10 years
CLASS A	672	931	1,209	2,000
CLASS C	309	646	1,108	2,390
CLASS Y	105	328	569	1,259

Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
A, C, Y Prospectus PACE® Large Co Value Equity Investments CLASS C	209	646	1,108	2,390

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal strategies

Principal investments

The fund invests primarily in stocks of US companies that are believed to be undervalued. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. As of the date of this prospectus, large capitalization companies means companies with a total market capitalization of $3.0 billion or greater at the time of purchase. Effective April 28, 2014, large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Value Index at the time of purchase. The fund seeks income primarily from dividend paying stocks.

The fund may invest, to a lesser extent, in other securities, such as securities convertible into stocks, initial public offerings ("IPOs") and stocks of companies with smaller total market capitalizations. The fund may invest up to 20% of its total assets in non-US securities, which may trade either within or outside the US.

The fund is also permitted to engage in "short-selling." When selling short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. The fund may also invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing the fund's return and loss potential. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks.

Management process

The fund employs a "manager of managers" structure. The fund's manager, UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's investment advisor(s) and recommend their hiring, termination and replacement. Institutional Capital LLC ("ICAP"), Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco") and Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

ICAP's investment process involves the use of its proprietary valuation model to identify large capitalization companies that it believes offer the best relative values, and ICAP seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP focuses on what it believes are the key investment variables (catalysts) that could potentially impact the security's market value. These catalysts are primarily company specific, such as a new product, restructuring or change in management, but occasionally the catalyst can be thematic (e.g., dependent on macroeconomic or industry trends). After a review of stock recommendations, ICAP's portfolio management team determines whether to add the stock to the portfolio or to monitor it for future purchase. ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Pzena's strategy follows a disciplined investment process to implement its value philosophy, by focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to these companies in an effort to determine whether such underperformance is temporary or permanent. Pzena looks for companies where: (1) the current valuation is low compared to the company's normalized earnings power; (2) current earnings are below historic norms; (3) the problems are temporary; (4) management has a viable strategy to generate earnings recovery; and (5) there is meaningful downside protection in case the earnings recovery does not materialize.

Robeco invests primarily in a diversified portfolio of common stocks of issuers identified as having attractive value characteristics with strong fundamentals. In selecting stocks, Robeco begins with a quantitative analysis that ranks the investment universe based on valuation, momentum and other fundamental factors. Then, Robeco applies fundamental analysis to those securities, considering factors such as price-to-book value and price-to-earnings ratios; high return on invested capital; and positive business momentum, as evidenced by improving trends, rising earnings and/or a catalyst for an improved business outlook. This process results in recommendations and price targets for the selected securities. Robeco constructs the portfolio based on these recommendations and applies certain risk controls, such as diversification among industries and sectors. Robeco establishes a sell discipline for each security in the portfolio based on its target price, and may also sell a security if business fundamentals weaken or if an expected catalyst fails to materialize. Robeco seeks to outperform the fund's benchmark in falling markets and to keep pace with the benchmark in rising markets, while protecting capital.

Los Angeles Capital employs a "long/short" or "130/30" equity strategy. Los Angeles Capital buys securities "long" that it believes will outperform the market or decrease portfolio risk, and sells securities "short" that it believes will underperform the market. When Los Angeles Capital sells a security short, it may invest the proceeds from that sale in additional securities. (For example, if Los Angeles Capital were responsible for $100 of fund assets, it may take traditional long positions in equity securities with the full $100, borrow and sell short $30 of equity securities, and also invest long the $30 received upon the initial short sale, resulting in long/short equity exposure, as percentages of its assets, of "130/30".) Los Angeles Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of equity securities and, through the use of statistical tools, estimates expected returns based on each security's risk characteristics and the expected return to each characteristic in the current market environment. Security weights, both long and short, are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. Los Angeles Capital seeks to generate incremental investment returns above the fund's benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it will sell or short sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company's merits. Los Angeles Capital closely monitors its short positions and borrowing costs.

Principal risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Initial public offerings risk: The purchase of shares issued in IPOs may expose the fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by an investment advisor may not produce the desired results.

Leverage risk associated with financial instruments and practices: The use of certain financial instruments, including derivatives used for investment (non-hedging) purposes, and the engagement in certain practices, such as the investment of proceeds received in connection with short sales, to increase potential returns may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, an investment advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required the fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. The risks associated with short sales increase when the fund invests the proceeds received upon the initial sale of the security, because the fund can suffer losses on both the short position and the long position established with the short sale proceeds. It is possible that the fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. ICAP assumed day-to-day management of a portion of the fund's assets on July 1, 2000. Pzena assumed day-to-day management of another portion of the fund's assets on May 27, 2008. Robeco assumed day-to-day management of a separate portion of the fund's assets on May 29, 2013. Los Angeles Capital assumed day-to-day management of a separate portion of the fund's assets on September 11, 2013. Updated performance for the fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class C shares' after-tax returns shown.

PACE Large Co Value Equity Investments Annual Total Returns of Class C Shares

Best quarter during calendar years shown—2Q 2009: 18.27% Worst quarter during calendar years shown—4Q 2008: (22.79)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2013)
Average Annual Returns A, C, Y Prospectus PACE® Large Co Value Equity Investments	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS A	27.42%	15.94%	6.84%	Nov. 27, 2000
CLASS C	32.78%	16.33%	6.60%	Nov. 27, 2000
CLASS Y	35.15%	17.59%	7.78%	Jan. 19, 2001
After Taxes on Distributions CLASS C	32.36%	16.22%	6.04%
After Taxes on Distributions and Sale of Fund Shares CLASS C	18.88%	13.23%	5.36%
Russell 1000 Value Index (Index reflects no deduction for fees, expenses or taxes.)	32.53%	16.67%	7.59%